Payments, Details - 12 months ended Dec. 31, 2024 - USD ($)	Amount		Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 26,719,166		Taxes	UNITED STATES	snj:US-AL	U.S. Federal Government [Member]	Alabama Coal Operations [Member]	Coal [Member]	Mining	Underground Mining
#: 2
	0		Royalties	UNITED STATES	snj:US-AL	U.S. Federal Government [Member]	Alabama Coal Operations [Member]	Coal [Member]	Mining	Underground Mining
#: 3
	875,592	[1]	Fees	UNITED STATES	snj:US-AL	U.S. Federal Government [Member]	Alabama Coal Operations [Member]	Coal [Member]	Mining	Underground Mining
#: 4
	0		Prod. Entitlements	UNITED STATES	snj:US-AL	U.S. Federal Government [Member]	Alabama Coal Operations [Member]	Coal [Member]	Mining	Underground Mining
#: 5
	0		Bonuses	UNITED STATES	snj:US-AL	U.S. Federal Government [Member]	Alabama Coal Operations [Member]	Coal [Member]	Mining	Underground Mining
#: 6
	0		Dividends	UNITED STATES	snj:US-AL	U.S. Federal Government [Member]	Alabama Coal Operations [Member]	Coal [Member]	Mining	Underground Mining
#: 7
	0		Infrastructure	UNITED STATES	snj:US-AL	U.S. Federal Government [Member]	Alabama Coal Operations [Member]	Coal [Member]	Mining	Underground Mining
#: 8
	$ 0		Comm. Social Resp.	UNITED STATES	snj:US-AL	U.S. Federal Government [Member]	Alabama Coal Operations [Member]	Coal [Member]	Mining	Underground Mining

[1]	Represents federal reclamation fees.